Payable To Platform Investors	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Payable To Platform Investors
27	Payable to platform investors
As of December 31, 2022 and 2023, payable to platform investors are the investors’ funds whose withdrawal is in processing due to settlement time.